Investments - Narrative (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2023 USD ($) debt_instrument	Dec. 31, 2022 USD ($)
Net Investment Income [Line Items]
Interest-bearing deposit liabilities, domestic			$ 22,000,000	$ 20,000,000
Commitments by third parties			939,000,000	410,000,000
Equity method investments			1,400,000,000
Outstanding commitments to fund limited partnership and other alternative investments			559,000,000
Net investment income	$ 498,000,000	$ 534,000,000	$ 590,000,000	778,000,000
Unrealized loss position, number of position | debt_instrument			3,643
Gross unrealized losses depressed less than 20% of cost or amortized cost			67.00%
Fixed maturities	2,976,000,000	1,622,000,000	$ 2,182,000,000	6,185,000,000
Current weighted average loan to value ratio of commercial mortgage loan			60.00%
Principal amount of delinquent loans				0
Investment Funds | Variable Interest Entity, Not Primary Beneficiary
Net Investment Income [Line Items]
Maximum loss exposure, amount			$ 1,428,000,000	1,300,000,000
Fixed Maturities
Net Investment Income [Line Items]
Gross investment income	174,000,000	243,000,000	695,000,000	620,000,000
Fixed maturities	2,372,000,000	1,007,000,000	1,304,000,000	5,897,000,000
Fixed Maturities | Variable Interest Entity, Not Primary Beneficiary
Net Investment Income [Line Items]
Maximum loss exposure, amount			4,124,000,000	323,000,000
Investment funds
Net Investment Income [Line Items]
Gross investment income	$ 259,000,000	$ 216,000,000	$ 116,000,000	$ 168,000,000